LEASES (Schedule of Supplemental Cash Flow Information Related to Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]
Lessee Disclosure [Abstract]
Operating cash flows from operating leases (non-cash finance expense)	$ 566	$ 354
Right-of-use assets obtained in exchange for lease obligations (non-cash)	$ 1,756	$ 648	[1]

[1]	Reclassified due to discontinued operation.